Trading Activities Net Interest Income and Net Gains (Losses) on Trading Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Interest Income and Net Gains (Losses) on Trading Activities [Line Items]
Debt securities, interest income	$ 2,086	$ 2,530	$ 3,130
Equity securities, interest income	608	554	962
Total interest income	39,694	47,919	66,155
Less: Interest expense	405	442	525
Net interest Income	35,779	39,956	47,303
Debt securities, net gains (losses)	(1,796)	2,697	1,053
Equity securities, net gains (losses)	4,491	(630)	4,795
Loans held for sale, net gains (losses)	54	28	12
Derivatives	(2,465)	(923)	(4,867)
Total net gains from trading activities	284	1,172	993
Total trading-related net interest and noninterest income	2,446	3,656	4,255
Held for trading [Member]
Net Interest Income and Net Gains (Losses) on Trading Activities [Line Items]
Equity securities, interest income	441	366	579
Loans held for sale, interest income	40	30	78
Total interest income	2,567	2,926	3,787
Net interest Income	$ 2,162	$ 2,484	$ 3,262